Shareholder Report, Line Graph (Details) 215390_M.D. Sass Concentrated Value ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Mar. 03, 2026	Aug. 31, 2026
M.D. Sass Concentrated Value ETF
Account Value [Line Items]
Line Graph and Table Measure Name		M.D. Sass Concentrated Value ETF (at NAV)
Accumulated Value	$ 10,000	$ 9,730
Russell 1000 Value Benchmark Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Benchmark Total Return Index
Accumulated Value	$ 10,000	$ 11,647